Deferred Tax Asset and Income Tax (Expense)/Benefit (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Tax Asset and Income Tax (Expense)/Benefit [Abstract]
Schedule of Deferred Tax Asset And Income Tax (Expense)/Benefit
	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Income tax expense
Tax expense recognized in profit or loss
Current income tax
Current financial year	610,581	315,266	77,319
Prior financial year	73,304	—	—

Deferred taxation
Current financial year	(932,747)	—	—
Prior financial year	397,530	—	—
Total income tax expense recognized in profit or loss	148,668	315,266	77,319

Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss

The numerical reconciliations between the tax expense and the product of accounting loss multiplied by the applicable tax rates of the Group are as follows:

	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Net (loss)/profit before taxes	(1,780,930)	1,107,051	271,503

Tax at the Malaysian statutory income tax rate of 24%	(427,423)	265,693	65,161

Tax effects in respect of:
Different tax rates in other countries	554,889	140,680	34,502
Deferred tax not recognized on previously unrecognized origination and reversal of temporary differences	(740,027)	71,108	17,439
Adjustment in respect of current income tax of prior years	73,304	—	—
Adjustment in respect of deferred tax of prior years	397,530	—	—
Non-deductible expenses	410,137	—	—
Non-taxable income	(119,742)	(162,215)	(39,783)
Tax expense	148,668	315,266	77,319

Schedule of Deferred Tax Asset as at the End of the Reporting Period

The deferred tax assets are made up of the following:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
At beginning of year/period	74,000	175,810	43,117
Recognised in profit or loss	101,810	—	—
At end of year/period	175,810	175,810	43,117

Schedule of Deferred Tax Offsetting

Presented after appropriate offsetting as follows:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Deferred tax asset	175,810	175,810	43,117

Schedule of Deferred Tax Asset as at the End of the Reporting Period

The deferred tax asset as at the end of the reporting period are made up of the temporary differences arising from:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Deferred tax asset
Unabsorbed capital allowance	5,112,349	5,112,349	1,253,795

Deferred tax liability
Plant and equipment	(4,379,810)	(4,379,810)	(1,074,141)
Presented after appropriate offsetting	732,539	732,539	179,654

At 24%	175,810	175,810	43,117